                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:_______________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager:

Name:                 United Fire & Casualty Company
Address:              118 Second Avenue SE
                      Cedar Rapids IA 52401
Form 13F File Number: 28-6427

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:  Kevin W. Helbing
Title: Controller
Phone: 319 286-2533

Signature, Place and Date of Signing:

/s/ Kevin W. Helbing            Cedar Rapids, IA                4/30/2009
------------------------  ---------------------------  -------------------------
  Kevin W. Helbing

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 64

Form 13F Information Table Value Total: $ 92,580
                                        --------------
                                        (in thousands)

List of Other Included Managers: NONE

FORM 13F INFORMATION TABLE

                                                                                                         VOTING AUTHORITY
                                                            VALUE   SHARES/ SH/ PUT/ INVSTMNT  OTHER   --------------------
        NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x $1000) PRN AMT PRN CALL DSCRETN  MANAGERS  SOLE    SHARED NONE
-------------------------------- -------------- --------- --------- ------- --- ---- -------- -------- -------  -----------
AT&T Inc                          Common        00206R102     2,524 100,160 SH         Sole            100,160
Abbott Laboratories               Common        002824100     9,779 205,000 SH         Sole            205,000
Agilysys Inc                      Common        00847J105     1,452 337,666 SH         Sole            337,666
Alliant Energy Corporation        Common        018802108     3,017 122,200 SH         Sole            122,200
American Strategic Inc Port II    Common        030099105       196  25,420 SH         Sole             25,420
BCE Inc                           Common        05534B760       295  14,823 SH         Sole             14,823
BRE Properties Inc                Common        05564E106       353  18,000 SH         Sole             18,000
Bank of America Corporation       Common        060505104       955 140,000 SH         Sole            140,000
Bemis Company Inc                 Common        081437105       658  31,400 SH         Sole             31,400
Boeing Company                    Common        097023105     2,669  75,000 SH         Sole             75,000
Burlington Northern Santa Fe      Common        12189T104       972  16,158 SH         Sole             16,158
Cincinnati Financial Corp         Common        172062101     7,325 320,276 SH         Sole            320,276
ConocoPhillips                    Common        20825C104       394  10,059 SH         Sole             10,059
Covanta Holding Corporation       Common        22282E102         1      99 SH         Sole                 99
Cummins Inc                       Common        231021106     1,990  78,180 SH         Sole             78,180
Dean Foods Company                Common        242370104       145   8,000 SH         Sole              8,000
Deere & Company                   Common        244199105       657  20,000 SH         Sole             20,000
Del Monte Foods Co                Common        24522P103       147  20,097 SH         Sole             20,097
Dow Chemical Company              Common        260543103     1,433 170,000 SH         Sole            170,000
Duke Energy Corporation           Common        26441C105     2,122 148,192 SH         Sole            148,192
Emerson Electric Co               Common        291011104       360  12,600 SH         Sole             12,600
Exxon Mobil Corporation           Common        30231G102     2,724  40,000 SH         Sole             40,000
FairPoint Communications          Common        305560104         1   1,054 SH         Sole              1,054
Federal-Mogul Corporation         Common        313549404       457  68,457 SH         Sole             68,457
Fidelity National Information     Common        31620M106       178   9,758 SH         Sole              9,758
Fidelity NationalFinancial Inc    Common        31620R105       433  22,201 SH         Sole             22,201
Arthur J Gallagher & Co           Common        363576109       175  10,321 SH         Sole             10,321
General Electric Company          Common        369604103     2,780 275,000 SH         Sole            275,000
Great Plains Energy Inc           Common        391164100       267  19,787 SH         Sole             19,787
H J Heinz Company                 Common        423074103     1,488  45,000 SH         Sole             45,000
Honeywell International Inc       Common        438516106       975  35,000 SH         Sole             35,000
Hospira Inc                       Common        441060100       494  16,000 SH         Sole             16,000
Intel Corporation                 Common        458140100       601  40,000 SH         Sole             40,000
JPMorgan Chase & Co               Common        46625H100     1,535  57,736 SH         Sole             57,736
Johnson & Johnson                 Common        478160104     1,578  30,000 SH         Sole             30,000
Lender Processing Services Inc    Common        52602E102       149   4,879 SH         Sole              4,879
Medtronic Inc                     Common        585055106       737  25,000 SH         Sole             25,000
Mirant Corporation                Common        60467R100       323  28,342 SH         Sole             28,342
Newell Rubbermaid Inc             Common        651229106       292  45,766 SH         Sole             45,766
Nicor Inc                         Common        654086107     1,329  40,000 SH         Sole             40,000
Old Republic International Cor    Common        680223104     2,756 254,690 SH         Sole            254,690
Owens Corning Inc                 Common        690742101     1,814 200,644 SH         Sole            200,644
Penwest Pharmaceuticals Co.       Common        709754105        49  30,000 SH         Sole             30,000
PepsiCo Inc                       Common        713448108     1,030  20,000 SH         Sole             20,000
Pfizer Inc                        Common        717081103       545  40,000 SH         Sole             40,000
Piper Jaffray Cos                 Common        724078100       215   8,329 SH         Sole              8,329
Procter & Gamble Company          Common        742718109     3,579  76,000 SH         Sole             76,000
Progress Energy Inc               Common        743263105       694  19,131 SH         Sole             19,131
QCR Holdings Inc                  Common        74727A104       669  83,181 SH         Sole             83,181
Royal Dutch Shell ADR             Common        780259206     1,772  40,000 SH         Sole             40,000
Schering-Plough Corporation       Common        806605101       236  10,000 SH         Sole             10,000
Schlumberger Limited              Common        806857108     1,219  30,000 SH         Sole             30,000
Spectra Energy Corporation        Common        847560109     1,331  94,096 SH         Sole             94,096
Terra Industries Inc.             Common        880915103       898  31,969 SH         Sole             31,969
Treehouse Foods Inc               Common        89469A104       278   9,652 SH         Sole              9,652
UAL Corporation                   Common        902549807        61  13,678 SH         Sole             13,678
U S Bancorp                       Common        902973304    10,925 747,784 SH         Sole            747,784
Vectren Corporation               Common        92240G101       562  26,658 SH         Sole             26,658
Verizon Communications Inc        Common        92343V104     1,691  55,997 SH         Sole             55,997
Wells Fargo & Company             Common        949746101     3,561 250,086 SH         Sole            250,086
Windstream Corporation            Common        97381W104       104  12,942 SH         Sole             12,942
Wintrust Financial Corporation    Common        97650W108     2,835 230,523 SH         Sole            230,523
Xcel Energy, Inc.                 Common        98389B100     1,677  90,000 SH         Sole             90,000
Montpelier Re Holdings Ltd        Common        G62185106       119   9,189 SH         Sole              9,189
Report Summary                    Data Records 64            92,580         0 other managers on whose behalf report is filed